Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

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September 8, 2017

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
 Washington, D.C. 20549

Re:  TORM plc
Ladies and Gentlemen:
On behalf of TORM plc, a company incorporated under the laws of England and Wales (the "Company"), we submit herewith the Company's draft Registration Statement on Form 20-F (the "Draft 20-F Registration Statement") to the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"). This letter and the Draft 20-F Registration Statement are being provided to the Staff for non-public, confidential review prior to public filing via EDGAR in accordance with guidance contained in the Commission's announcement, Draft Registration Statements Processing Procedures Expanded, dated June 29, 2017, in connection with the registration of the Company's Class A common shares, par value $0.01 per share, under Section 12(b) of the Securities Exchange Act of 1934, as amended, and the anticipated listing of the Company's Class A common shares on the New York Stock Exchange ("NYSE") or the Nasdaq Global Select Market ("NASDAQ"). Following the anticipated listing in the United States, the Company's Class A common shares will be listed and traded on both the NYSE or NASDAQ, as applicable, and the NASDAQ Copenhagen A/S in Denmark, where the Company's Class A common shares currently trade under the symbol "TRMD A".
The Company intends to file publicly via EDGAR the Draft 20-F Registation Statement at least 15 days prior to the requested effectiveness date of the Form 20-F Registration Statement.
The Company is in the process of preparing certain of its exhibits to the Draft 20-F Registration Statement at this time and will submit the remaining exhibits not filed with the Draft 20-F Registration Statement in a subsequent submission following the receipt of the Staff's comments.

Securities and Exchange Commission
September 8, 2017

If you have any questions or comments concerning the enclosed, please feel free to telephone or e-mail the undersigned at (212) 574-1274;  billotti@sewkis.com or Gary Wolfe at (212) 574-1223;  wolfe@sewkis.com or Eliza Murray at (212) 574-1548; murray@sewkis.com.
Very truly yours, SEWARD & KISSEL LLP By: /s/ Keith J. Billottti Keith J. Billotti